Form N-1A Cover	Apr. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Document Creation Date	Apr. 01, 2026
Document Effective Date	Apr. 01, 2026
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Oct. 28, 2025